Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
NET LOSS	$ (2,767,710)	$ (15,391,443)	$ (10,036,104)
Net income (loss) from discontinued operations		2,246,340	(1,601,323)
Net loss from continuing operations	(2,767,710)	(17,637,783)	(8,434,781)
Adjustments to reconcile net loss to net cash used in operating activities of continuing operations:
Depreciation	38,549	22,111	4,886
Amortization of intangible assets	156,660	20,172
Amortization of operating right-of-use asset	202,206	125,476	106,314
Amortization of finance right-of-use assets	9,061	5,458	8,148
Provision for credit losses		44,885	2,463
Inventory write-down	86,656
Deferred taxes benefits	4,379	(4,379)
Gain on termination of finance lease			(7,174)
Loss on disposal of intangible assets	11,218
Impairment loss on long-lived assets	37,480	14,755,560
Change in fair value of prepaid forward purchase liabilities			1,303,658
Change in fair value of warrants liabilities	25,000
Loss on settlement of prepaid forward contracts			2,635,816
Loss on debt settlement		448,000	645,612
Gain from forgiveness on promissory note			(10,000)
Change in operating assets and liabilities
Accounts receivable	(85,986)	85,220	(33,966)
Other receivables	(81,005)	210	1,000
Other receivables, related parties		(3,082)
Inventories, net	45,428	(126,274)
Prepaid expenses and other current assets	(22,236)	69,291	61,629
Accounts payable	(12,949)	15,992	1,269
Other payables and accrued liabilities	344,498	(235,221)	519,709
Customer deposits	(24,579)	451,325
Taxes payable	(190,999)	62,943	87,869
Operating lease liability	(202,206)	(125,476)	(106,314)
Net cash used in operating activities from continuing operations	(2,426,535)	(2,025,572)	(3,213,862)
Net cash used in operating activities from discontinued operations		(9,155)	295,967
Net cash used in operating activities	(2,426,535)	(2,034,727)	(2,917,895)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment	(77,264)	(96,762)
Purchases of intangible assets	(27,186)	(19,268)
Cash acquired through assets acquisition		16,297
Loan to third parties		(44,885)
Net cash used in investing activities from continuing operations	(104,450)	(144,618)
Net cash used in investing activities from discontinued operations		(3,148)
Net cash used in investing activities	(104,450)	(147,766)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of warrants	100,000
Proceeds received from convertible notes	1,000,000	1,500,000
Repayments of convertible note		(300,000)
Proceeds received from Issuance of ordinary shares through private placements		50,000	790,000
Proceeds from short-term loans - private lenders	471,386	784,269
Repayments to short-term loans - private lenders	(595,277)	(256,935)
Proceeds received from short-term loans - related parties	1,345,656	436,177	1,237,642
Repayments to short-term loans - related parties			208,917
Advance from other payables - related parties	234,460	(140,950)
Payment of finance lease liabilities	(6,194)	(4,450)	(5,945)
Repayments to discontinued operations entities			493,769
Net cash provided by financing activities from continuing operations	2,550,031	2,068,111	2,724,383
Net cash provided by financing activities from discontinued operations		256,088	(371,888)
Net cash provided by financing activities	2,550,031	2,324,199	2,352,495
EFFECT OF EXCHANGE RATE CHANGES	88,494	(101,655)	(21,531)
NET CHANGE IN CASH	107,540	40,051	(586,931)
CASH, beginning of the year	237,605	197,554	784,485
CASH, end of the year	345,145	237,605	197,554
Less: Cash from discontinued operations			(8,549)
Cash from continuing operations, end of the year	345,144	237,605	189,005
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	32,156	11,627	42,900
Cash paid for interest	5,996	55,382	17,520
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Initial recognition of operating right-of-use assets and lease liabilities	256,208	159,409	236,705
Initial recognition of financing right-of-use assets and lease liabilities			36,204
Derecognition of financing right-of-use assets upon lease termination	80,931		12,918
Derecognition of financing lease liabilities upon lease termination			19,297
Issuance of ordinary shares upon conversion of convertible notes	1,022,329	3,613,125	1,424,304
Issuance of ordinary shares upon settlement of debts		1,713,587	1,538,914
Issuance of ordinary shares upon settlement of prepaid forward contracts			2,368,000
Reclassification of other payables and accrued liabilities upon settlement of a promissory note			160,000
Issuance of ordinary shares in assets acquisition		15,000,000
Issuance of convertible notes in settlement of short-term loans related parties, and other payables - related party		$ 935,377